Item 1. Schedule of Investments:

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PUTNAM OTC & EMERGING GROWTH FUND

QUARTERLY PORTFOLIO HOLDINGS

4-30-05

Putnam OTC & Emerging Growth Fund
The fund's portfolio
April 30, 2005 (Unaudited)
Common stocks (97.5%) (a)
Number of shares		Value
Airlines (0.8%)

497,700	SkyWest, Inc.	$8,998,416
Automotive (0.8%)

203,400	BorgWarner, Inc.	9,299,448
Banking (3.2%)

675,200	Commerce Bancorp, Inc.	18,898,848
123,700	Compass Bancshares, Inc.	5,321,574
339,200	TCF Financial Corp.	8,578,368
189,800	Texas Regional Bancshares, Inc.	5,289,726

		38,088,516
Biotechnology (3.1%)

280,500	Amylin Pharmaceuticals, Inc. (NON)	4,768,500
388,112	Celgene Corp. (NON)	14,713,326
248,300	Connetics Corp. (NON)	5,395,559
344,800	Medicines Co. (NON)	7,361,480
117,500	Neurocrine Biosciences, Inc. (NON)	4,107,800

		36,346,665
Coal (1.3%)

362,200	CONSOL Energy, Inc.	15,661,528
Commercial and Consumer Services (1.5%)

197,100	Arbitron, Inc.	8,341,272
608,500	Sotheby's Holdings, Inc. Class A (NON)	9,967,230

		18,308,502
Communications Equipment (0.8%)

404,086	Aspect Communications Corp. (NON)	3,438,772
273,300	Comverse Technology, Inc. (NON)	6,228,507

		9,667,279
Computers (2.6%)

129,600	Avid Technology, Inc. (NON)	6,416,496
1,337,200	Brocade Communications Systems, Inc. (NON)	5,830,192
287,600	Catapult Communications Corp. (NON)	4,250,728
218,500	Intergraph Corp. (NON)	6,461,045
138,794	Logitech International SA ADR (Switzerland) (NON)	8,043,112

		31,001,573
Conglomerates (0.7%)

163,000	Harsco Corp.	8,744,950
Consumer Finance (1.0%)

721,600	Providian Financial Corp. (NON)	12,029,072
Consumer Goods (1.3%)

234,200	Blyth Industries, Inc.	6,419,422
163,800	Energizer Holdings, Inc. (NON)	9,331,686

		15,751,108
Consumer Services (1.0%)

160,000	Alliance Data Systems Corp. (NON)	6,464,000
491,500	Valueclick, Inc. (NON)	5,091,940

		11,555,940
Containers (0.5%)

273,700	Pactiv Corp. (NON)	5,868,128
Distributors (1.3%)

585,600	Hughes Supply, Inc.	15,284,160
Electrical Equipment (1.0%)

472,300	WESCO International, Inc. (NON)	11,420,214
Electronics (4.7%)

155,600	Amphenol Corp. Class A	6,136,864
2,328,300	Atmel Corp. (NON)	5,378,373
229,701	CiDRA Corp. (acquired 1/28/04, cost $6,246) (Private) (RES)(NON)(F)	2,297
16,408	CiDRA Corp. - escrow (acquired 1/28/04, cost $335) (Private) (RES)(NON)(F)	123
356,700	Freescale Semiconductor, Inc. Class A (NON)	6,677,424
731,300	MEMC Electronic Materials, Inc. (NON)	8,578,149
402,600	Omnivision Technologies, Inc. (NON)	5,636,400
493,400	PerkinElmer, Inc.	9,127,900
239,800	QLogic Corp. (NON)	7,970,952
214,200	Storage Technology Corp. (NON)	5,954,760

		55,463,242
Energy (3.7%)

228,600	Cooper Cameron Corp. (NON)	12,559,284
581,400	Pride International, Inc. (NON)	12,965,220
322,000	Rowan Cos., Inc.	8,542,660
245,500	Unit Corp. (NON)	9,417,380

		43,484,544
Entertainment (0.6%)

218,200	Speedway Motorsports, Inc.	7,484,260
Financial (0.7%)

40,200	Chicago Mercantile Exchange	7,859,904
Food (0.4%)

194,200	7-Eleven, Inc. (NON)	4,542,338
Forest Products and Packaging (0.8%)

609,300	Crown Holdings, Inc. (NON)	9,169,965
Gaming & Lottery (2.1%)

185,900	Ameristar Casinos, Inc.	9,164,870
630,800	GTECH Holdings Corp.	15,435,676

		24,600,546
Health Care Services (7.4%)

140,000	Cerner Corp. (NON)	8,128,400
90,100	Coventry Health Care, Inc. (NON)	6,165,543
188,509	Genesis HealthCare Corp. (NON)	7,521,509
233,942	LifePoint Hospitals, Inc. (NON)	10,398,722
273,100	Lincare Holdings, Inc. (NON)	11,655,908
235,400	Pediatrix Medical Group, Inc. (NON)	16,028,386
157,800	Sierra Health Services, Inc. (NON)	10,208,082
328,800	Steris Corp. (NON)	7,785,984
202,400	Triad Hospitals, Inc. (NON)	10,373,000

		88,265,534
Homebuilding (4.1%)

175,100	Hovnanian Enterprises, Inc. Class A (NON)	8,889,827
181,600	Lennar Corp.	9,346,952
18,600	NVR, Inc. (NON)	13,361,310
277,200	Ryland Group, Inc. (The)	17,020,080

		48,618,169
Insurance (1.0%)

374,250	W.R. Berkley Corp.	12,163,125
Investment Banking/Brokerage (2.7%)

422,800	Ameritrade Holding Corp. Class A (NON)	4,430,944
280,900	Calamos Asset Management, Inc. Class A	6,542,161
440,300	E*Trade Group, Inc. (NON)	4,891,733
440,000	Eaton Vance Corp.	10,309,200
187,200	Nuveen Investments, Inc. Class A	6,362,928

		32,536,966
Leisure (0.6%)

181,800	Brunswick Corp.	7,635,600
Machinery (1.3%)

165,300	Terex Corp. (NON)	6,178,914
361,900	Timken Co.	8,989,596

		15,168,510
Manufacturing (1.2%)

492,100	Maverick Tube Corp. (NON)	14,315,189
Medical Technology (8.4%)

176,500	Bausch & Lomb, Inc.	13,237,500
180,900	C.R. Bard, Inc.	12,874,653
125,100	Dade Behring Holdings, Inc.	7,714,917
215,300	DENTSPLY International, Inc.	11,768,298
239,400	Diagnostic Products Corp.	11,610,900
136,400	DJ Orthopedics, Inc. (NON)	3,430,460
112,500	Kinetic Concepts, Inc. (NON)	6,913,125
285,400	Mentor Corp.	10,474,180
192,400	Respironics, Inc. (NON)	12,157,756
258,300	Varian Medical Systems, Inc. (NON)	8,715,042

		98,896,831
Metal Fabricators (0.8%)

350,800	Mueller Industries, Inc.	9,085,720
Metals (1.6%)

414,621	Steel Dynamics, Inc.	11,269,399
507,000	Worthington Industries , Inc.	8,243,820

		19,513,219
Office Equipment & Supplies (0.8%)

288,600	Global Imaging Systems, Inc. (NON)	10,011,534
Oil & Gas (3.0%)

165,300	Newfield Exploration Co. (NON)	11,741,259
226,400	Noble Energy, Inc.	14,516,768
486,000	Oil States International, Inc. (NON)	9,870,660

		36,128,687
Pharmaceuticals (3.9%)

213,300	Barr Pharmaceuticals, Inc. (NON)	11,061,738
227,100	Cephalon, Inc. (NON)	9,969,690
467,900	IVAX Corp. (NON)	8,843,310
100,200	Owens & Minor, Inc.	2,906,802
322,900	Par Pharmaceutical Cos., Inc. (NON)	9,696,687
269,800	Salix Pharmaceuticals, Ltd. (NON)	3,858,140

		46,336,367
Restaurants (2.0%)

221,600	CEC Entertainment, Inc. (NON)	8,021,920
97,100	Jack in the Box, Inc. (NON)	3,549,976
306,700	O'Charleys, Inc. (NON)	6,115,598
126,800	Red Robin Gourmet Burgers, Inc. (NON)	6,144,728

		23,832,222
Retail (7.2%)

200,900	Abercrombie & Fitch Co. Class A	10,838,555
226,900	Advance Auto Parts, Inc. (NON)	12,105,115
207,000	BJ's Wholesale Club, Inc. (NON)	5,516,550
486,000	Claire's Stores, Inc.	10,604,520
338,100	Michaels Stores, Inc.	11,224,920
553,200	Pacific Sunwear of California, Inc. (NON)	12,507,852
436,600	Ross Stores, Inc.	11,665,952
161,900	Timberland Co. (The) Class A (NON)	11,179,195

		85,642,659
Schools (2.4%)

476,400	Career Education Corp. (NON)	14,978,016
472,100	Education Management Corp. (NON)	13,218,800
125,000	UNEXT.com, LLC (acquired 4/14/00, cost $10,451,238) (Private) (RES)(NON)(F)	1,250

		28,198,066
Semiconductor (0.8%)

383,800	Lam Research Corp. (NON)	9,844,470
472	NeoPhotonics Corp. (acquired 10/05/04, cost $425) (Private) (RES)(NON)(F)	5

		9,844,475
Shipping (1.1%)

151,100	Arkansas Best Corp.	4,764,183
219,700	J. B. Hunt Transport Services, Inc.	8,588,073

		13,352,256
Software (6.2%)

264,300	Amdocs, Ltd. (Guernsey) (NON)	7,059,453
226,000	Autodesk, Inc.	7,193,580
425,400	Citrix Systems, Inc. (NON)	9,571,500
132,900	Cognos, Inc. (Canada) (NON)	5,028,936
240,500	FileNET Corp. (NON)	6,373,250
171,400	Hyperion Solutions Corp. (NON)	6,970,838
153,300	Kronos, Inc. (NON)	5,986,365
1,057,900	Parametric Technology Corp. (NON)	5,628,028
246,400	Progress Software Corp. (NON)	6,573,952
560,700	Synopsys, Inc. (NON)	9,217,908
155,400	WebEx Communications, Inc. (NON)	3,390,828

		72,994,638
Technology (0.3%)

998,900	ON Semiconductor Corp. (NON)	3,436,216
42,985	MarketSoft Software Corp. (acquired 8/12/04, cost $2,446) (Private) (RES)(NON)(F)	43

		3,436,259
Technology Services (4.2%)

347,200	Equifax, Inc.	11,683,280
198,900	Fair Isaac Corp.	6,539,832
258,900	Infospace, Inc. (NON)	8,023,311
536,200	Ingram Micro, Inc. Class A (NON)	8,933,092
283,200	RSA Security, Inc. (NON)	3,041,568
428,500	VeriSign, Inc. (NON)	11,338,110

		49,559,193
Telecommunications (1.0%)

1,081,000	Premiere Global Services, Inc. (NON)	11,674,800
Telephone (0.6%)

91,000	Telephone and Data Systems, Inc.	7,024,290
Trucks & Parts (1.0%)

271,700	Autoliv, Inc. (Sweden)	12,022,727

	Total Common stocks (cost $1,166,555,972)	$1,156,887,334
Convertible preferred stocks (1.1%) (a)
Number of shares		Value
1,020,280	Asymptote Ser. D, zero % cv. pfd. (acquired 9/19/00, cost $13,304,330) (Private) (RES)(NON)(F)	$209,157
133,946	Bowstreet Inc. Series A1, zero % cv. pfd. (aquired 11/23/04, cost $81,935) (Private) (RES) (NON)(F)	$81,935
258,396	Bowstreet Inc. Series A2 cv. pfd. (acquired 10/25/00, cost $5,959,992) (Private) (RES)(NON)(F)	153,952
224,820	Capella Education Co., Inc. Class F, zero % cv. pfd. (acquired 2/14/02, cost $2,500,003) (Private) (RES)(NON)(F)	4,496,408
4,345	CiDRA Corp. Ser. D - escrow, (acquired 1/28/04, cost $610,642) (Private) (RES)(NON)(F)	224,560
40,384	CiDRA Corp. Ser. D, $7.70 cv. pfd. (acquired 1/28/04, cost $3,168,171) (Private) (RES)(NON)(F)	930,851
6,776	CiDRA Corp. red. pfd. (acquired 1/28/04, cost $18,426) (Private) (RES)(NON)(F)	6,776
484	CiDRA Corp. zero % red. pfd. - escrow (acquired 1/28/04, cost $987) (Private) (RES)(NON)(F)	363
1,517,087	CommVault Systems zero % cv. pfd. (acquired various dates from 1/30/02 to 9/04/03, cost $4,749,999) (Private) (RES)(NON)	5,461,513
81,199	Cyvera zero % cv. pfd. (acquired 1/28/04, cost $220,803) (Private) (RES)(NON)(F)	131,542
10,627,800	Hyperchip, Inc. Ser. C, 8.00% cv. pfd. (acquired 9/05/00, cost $9,352,464) (Private) (RES)(NON)(F)	1,063
1,354,608	MarketSoft Software Corp. Ser. D, zero % cv. pfd. (acquired various dates from 12/07/00 to 8/12/04, cost $8,247,554) (Private) (RES)(NON)(F)	1,132,452
878,186	Totality Corp. Ser. D, $0.346 cum. cv. pfd. (acquired 6/26/00, cost $3,799,999) (Private) (RES)(NON)(F)	263,456

	Total Convertible preferred stocks (cost $52,015,305)	$13,094,028
Short-term investments (3.1%) (cost $36,728,316) (a)
Principal amount		Value
$36,728,316	Putnam Prime Money Market Fund (e)	$36,728,316

	Total Investments (cost $1,255,299,593) (b)	$1,206,709,678

Putnam OTC & Emerging Growth Fund
Written options outstanding at April 30, 2005 (Unaudited)
(premiums received $244,209)
Contract		Expiration date/	Market
amount		strike price	Value

40,273	Abercrombie & Fitch Co. Class A (Call)	May 05/$64.44	$805
75,767	Celgene Corp. (Call)	May 05/39.35	69,858
47,588	Citrix Systems, Inc. (Call)	May 05/25.75	190
79,647	Commerce Bancorp, Inc. (Call)	May 05/35.15	24
142,747	Skywork (Put)	May 05/5.67	66,663
43,491	VeriSign, Inc. (Call)	May 05/31.59	465

			$138,005

NOTES
(a)	Percentages indicated are based on net assets of $1,186,060,452.

(b)

The aggregate identified cost on a tax basis is $1,257,521,400, resulting in gross unrealized appreciation and depreciation of $86,957,896 and $137,769,618, respectively, or net unrealized depreciation of $50,811,722.

(NON)	Non-income-producing security.

(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at April 30, 2005 was $13,097,746 or 1.1% of net assets.

(e)

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.  Income distributions earned by the fund totaled $459,245 for the period ended April 30, 2005.  During the period ended April 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $464,955,198 and $479,880,150, respectively.

(F)	Security is valued at fair value following procedures approved by the Trustees.

ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.  Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase.  The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.  The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.  Such receipts or payments are known as “variation margin.”  Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by dealers.  Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

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(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

 --------------------------

Michael T. Healy

Principal Accounting Officer

Date: June 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: June 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: June 28, 2005